Changes in Gross Unrecognized Tax Benefits Related to Uncertain Tax Positions (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Beginning unrecognized tax benefits	$ 24,729	$ 22,760	$ 17,120
Decreases related to settlements	(221)	(240)	(76)
Increases for tax positions related to the current year	1,517	2,066	1,903
Increases for tax positions related to prior years	263	468	4,289
Decreases for tax positions related to prior years	(404)	(300)	(464)
Decreases due to lapsed statutes of limitations	(53)	(25)	(12)
Ending unrecognized tax benefits	$ 25,831	$ 24,729	$ 22,760